Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Life and health premiums, net	$ (21)	$ (1,175)	$ 127
Contract charges		18	24
Net investment income	376	366	278
Net realized investment gains		117
Other income	3,415	5,336
Total revenues	3,770	4,662	429
Benefits and expenses
Life and health insurance claims and benefits, net	(1)	(1,204)	112
Interest credited to policyholder account balances		4	8
Operating and other expenses	1,049	1,633	137
Total benefits and expenses	1,048	433	257
Income (loss) before income taxes	2,722	4,229	172
Income tax expense (benefit)	887	1,449	11
Net Income (Loss)	1,835	2,780	161
Change in unrealized gains (losses), net of tax expense (benefit)	(98)	(437)	(47)
Reclassification adjustment for (gains) included in net income, net of tax expense (benefit)		(10)
Other Comprehensive Income (Loss)	(98)	(447)	(47)
Total Comprehensive Income (Loss)	$ 1,737	$ 2,333	$ 114